Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current taxes:
Federal									$ (21,193)	$ 0	$ 0
State									(1,054)	88	0
Deferred taxes:
Federal									38,347	710,484	84,908
State									(5,477)	24,112	7,172
Income tax benefit	$ (17,285)	$ (3,712)	$ 13,127	$ 18,493	$ 760,825	$ (63,776)	$ 25,844	$ 11,791	$ 10,623	$ 734,684	$ 92,080
Effective income tax rate reconciliation [Abstract]
Federal statutory rate									35.00%	35.00%	35.00%
State, net of federal tax benefit									2.90%	2.30%	0.30%
Gain (loss) on transfer of Berry									0.00%	0.20%	(24.30%)
Valuation allowance									(36.50%)	0.00%	0.00%
Other									(0.50%)	0.10%	(1.80%)
Effective rate									0.90%	37.60%	9.20%
Current deferred tax assets:
Net operating loss carryforwards	18,971				14,686				$ 18,971	$ 14,686
Unamortized intangible drilling costs	36,527				38,185				36,527	38,185
Valuation allowance	(52,990)				(6,430)				(52,990)	(6,430)
Total current deferred tax assets	2,508				46,441				2,508	46,441
Noncurrent deferred tax assets:
Investment in LINN Energy	276,899				0				276,899	0
Net operating loss carryforwards	21,747				81,993				21,747	81,993
Unamortized intangible drilling costs	78,725				121,273				78,725	121,273
Credits	57,683				36,680				57,683	36,680
Valuation allowance	(415,397)				(29,188)				(415,397)	(29,188)
Other	0				42				0	42
Total noncurrent deferred tax assets	19,657				210,800				19,657	210,800
Noncurrent deferred tax liabilities:
Investment in LINN Energy	0				(271,140)				0	(271,140)
Other	(3,194)				0				(3,194)	0
Total noncurrent deferred tax liabilities	(3,194)				(271,140)				(3,194)	(271,140)
Net deferred tax assets (liabilities)	18,971								18,971
Net deferred tax assets (liabilities)					13,899					13,899
Net deferred tax assets and liabilities classified on balance sheet [Abstract]
Current deferred tax assets	2,508				46,441				2,508	46,441
Current deferred tax liabilities	0				0				0	0
Net current deferred tax assets	2,508				46,441				2,508	46,441
Total noncurrent deferred tax assets	19,657				210,800				19,657	210,800
Noncurrent deferred tax liabilities	(3,194)				(271,140)				(3,194)	(271,140)
Net noncurrent deferred tax assets (liabilities)	16,463				0				16,463	0
Net noncurrent deferred tax assets (liabilities)	0				60,340				0	60,340
Operating Loss Carryforwards	107,000								$ 107,000
Net operating loss carryforwards, expiration dates									Dec. 31, 2032
Tax credit carryforward, amount, other	35,000								$ 35,000
Tax Credit Carryforward, Expiration Date									Dec. 31, 2018
Alternative minimum income tax credit carryforwards, state	23,000								$ 23,000
Valuation allowance	$ 468,000				$ 36,000				$ 468,000	$ 36,000